HARRISON STREET REAL ESTATE FUND LLC

Schedule of Investments

December 31, 2025 (Unaudited)

Number of Shares		Value
Private Investment Funds(a) — 83.1%
	Diversified — 83.1%
—	AEW Value Investors US LP(b)(c)	$30,577,991
16,219,769	CBRE U.S. Core Partners LP	24,167,456
155,361,132	CBRE U.S. Logistics Partners LP(b)	202,187,927
45,895	Clarion Gables Multifamily Trust LP	67,016,293
80,715	Clarion Lion Properties Fund LP	121,334,208
—	DigitalBridge AI Infrastructure B LP(b)(d)	26,551,160
—	DigitalBridge AI Infrastructure D LP(b)(e)	41,554,979
74,967	GI Partners ETS Fund(b)	67,300,000
24,056	Harrison Street Core Property Fund LP	34,193,505
76,093	Heitman America Real Estate Trust LP	94,934,554
64,150	Heitman Core Real Estate Debt Income Trust LP	32,703,848
62,908	Hines European Property Partners(b)	92,041,966
744	Invesco Core Real Estate USA LP	115,264,341
492,050	Invesco Real Estate Asia Fund	53,920,354
—	Sagard Real Estate - US Property Fund(b)(f)	95,985,282
766	Trumbull Property Income Fund LP	9,379,431
2,012	UBS Trumbull Property Fund LP	17,767,759
—	US Government Building Open-End Feeder LP(g)	40,415,451
—	USGBF Alpha Feeder LP(h)(i)	26,044,527
56,734	Walton Street Real Estate Core-Plus Fund LP(b)	68,503,886
	Total Private Investment Funds	1,261,844,918
	(Cost $1,285,246,426)
Common Stocks — 21.6%
	Medical-Nursing Home — 0.1%
92,700	Chartwell Retirement Residences (Canada)	1,357,475
	Real Estate Management/Service — 0.1%
418,699	Qualitas Ltd. (Australia)	999,289
	Real Estate Operations/Developments — 0.7%
38,334	CTP N.V. (Netherlands)	803,284
1,085,000	Hang Lung Properties, Ltd. (Hong Kong)	1,201,451
487,000	Hongkong Land Holdings Ltd. (Hong Kong)	3,383,043
389,100	Mitsui Fudosan Company Ltd. (Japan)	4,421,838
852,447	Qualitas Real Estate Income Fund (Australia)	907,343
		10,716,959
	REITS-Apartments — 3.5%
207,551	American Homes 4 Rent, Class A Shares, REIT	6,662,387
38,343	AvalonBay Communities, Inc., REIT	6,951,970
23,551	Camden Property Trust, REIT	2,592,494
2,148,814	Centurion Accommodation, REIT(j)	1,853,256

Number of Shares		Value
	REITS-Apartments - (continued)
282	Comforia Residential, Inc., REIT (Japan)	$599,674
1,748	Daiwa House REIT Investment Corp., REIT (Japan)	1,597,562
153,726	Equity Residential, REIT	9,690,887
23,002	Essex Property Trust, Inc., REIT	6,019,163
172,550	GO Residential Real Estate Investment Trust, REIT (Canada)	2,022,286
3,702	Invincible Investment Corp., REIT (Japan)	1,520,151
314,580	Invitation Homes, Inc., REIT	8,742,178
723	Mitsui Fudosan Accommodations Fund, Inc., REIT (Japan)	619,909
82,090	UDR, Inc., REIT	3,011,061
124,343	UNITE Group, PLC (The), REIT (United Kingdom)	936,117
		52,819,095
	REITS-Diversified — 4.5%
114,469	Broadstone Net Lease, Inc., REIT	1,988,327
9,151	Crown Castle Inc., REIT	813,249
82,466	Digital Realty Trust, Inc., REIT	12,758,315
21,932	Equinix, Inc., REIT	16,803,421
86,661	FrontView, Inc., REIT	1,279,116
89,655	Gaming and Leisure Properties, Inc., REIT	4,006,682
697,464	Keppel DC REIT (Singapore)	1,219,613
832,900	Mapletree Logistics Trust, REIT (Singapore)	853,505
392,128	Mercialys SA, REIT (France)	5,076,972
108,711	Merlin Properties Socimi SA, REIT (Spain)	1,582,704
1,012,546	Mirvac Group, REIT (Australia)	1,380,130
2,491	Sekisui House Reit, Inc., (Japan)	1,429,835
826,114	Stockland, REIT (Australia)	3,149,653
526,080	Stoneweg Europe Stapled Trust, REIT (Singapore)	1,006,594
477,644	VICI Properties, Inc., REIT	13,431,349
57,050	Warehouses De Pauw CVA, REIT (Belgium)	1,479,532
		68,258,997
	REITS-Health Care — 3.8%
34,856	American Healthcare REIT, Inc.	1,640,323
17,805	National Health Investors, Inc., REIT	1,359,768
845,996	Physicians Realty Trust, REIT	13,603,616
388,716	Sabra Health Care REIT, Inc.	7,362,281
288,555	Ventas, Inc., REIT	22,328,386
58,304	Welltower, Inc., REIT	10,821,805
		57,116,179
	REITS-Hotels — 0.7%
513,552	Host Hotels & Resorts, Inc., REIT	9,105,277
119,580	Pebblebrook Hotel Trust, REIT	1,353,645
		10,458,922

HARRISON STREET REAL ESTATE FUND LLC

Schedule of Investments - Continued

December 31, 2025 (Unaudited)

Number of Shares		Value
	REITS-Manufactured Homes — 0.2%
17,613	Sun Communities, Inc., REIT	$2,182,427
	REITS-Office Property — 0.7%
52,771	Boston Properties, Inc., REIT	3,560,987
172,207	Brandywine Realty Trust, REIT	502,845
1,120,511	Centuria Capital Group, REIT (Australia)	1,504,109
24,647	COPT Defense Properties, REIT	685,187
107,268	Cousins Properties, Inc., REIT	2,765,369
1,108	Japan Real Estate Investment Corp., REIT (Japan)	925,736
30,275	Kilroy Realty Corp., REIT	1,131,377
		11,075,610
	REITS-Regional Malls — 1.1%
115,538	Klepierre SA, REIT (France)	4,571,402
425,530	Macerich Co. (The), REIT	7,855,284
25,070	Simon Property Group, Inc., REIT	4,640,708
		17,067,394
	REITS-Shopping Centers — 1.5%
57,156	Federal Realty Investment Trust, REIT	5,761,325
221,015	Kimco Realty Corp., REIT	4,479,974
322,179	Kite Realty Group Trust, REIT	7,722,630
110,247	NETSTREIT Corp., REIT	1,944,757
30,161	Regency Centers Corp., REIT	2,082,014
13,244	Unibail-Rodamco-Westfield, REIT (France)	1,440,276
		23,430,976
	REITS-Single Tenant — 0.9%
75,405	Agree Realty Corp., REIT	5,431,422
212,815	National Retail Properties, Inc., REIT	8,433,859
		13,865,281
	REITS-Storage — 1.2%
100,100	CubeSmart, REIT	3,608,605
40,216	Extra Space Storage, Inc., REIT	5,236,928
38,871	Iron Mountain, Inc., REIT	3,224,349
21,662	Public Storage, REIT	5,621,289
103,692	Safestore Holdings, PLC, REIT (United Kingdom)	1,026,787
		18,717,958
	REITS-Warehouse/Industries — 2.6%
843	CRE Logistics REIT, Inc., REIT (Japan)	906,129
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	677,300
15,911	EastGroup Properties, Inc., REIT	2,834,386
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	446,932

Number of Shares		Value
	REITS-Warehouse/Industries - (continued)
240,144	Goodman Group, REIT (Australia)	$4,941,598
1,096	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	929,596
281,600	Nexus Industrial, REIT (Canada)	1,620,749
168,868	Prologis, Inc., REIT	21,557,689
160,591	Rexford Industrial Realty, Inc., REIT	6,218,084
		40,132,463
	Total Common Stocks	328,199,025
	(Cost $303,714,916)
Preferred Stocks — 1.5%
	REITS-Apartments — 0.1%
	American Homes 4 Rent, REIT,
17,300	Series G, 5.88%	399,457
24,239	Series H, 6.25%	589,250
		988,707
	REITS-Diversified — 0.1%
19,035	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	402,210
	Digital Realty Trust, Inc., REIT
10,210	Series J, 5.25%	211,449
3,627	Series K, 5.85%	86,576
22,875	Series L, 5.20%	468,251
		1,168,486
	REITS-Hotels — 0.3%
65,300	Chatham Lodging Trust, REIT, Series A, 6.63%	1,285,757
	Pebblebrook Hotel Trust, REIT,
58,390	Series G, 6.38%	1,091,893
41,305	Series H, 5.70%	730,272
	Sunstone Hotel Investors, Inc., REIT,
27,050	Series H, 6.13%	539,648
48,870	Series I, 5.70%	942,702
		4,590,272
	REITS-Office Property — 0.3%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	107,185
59,338	SL Green Realty Corp., REIT, Series I, 6.50%	1,246,098
	Vornado Realty Trust, REIT,
20,540	Series L, 5.40%	362,942
86,404	Series M, 5.25%	1,464,548
29,465	Series N, 5.25%	497,958
96,176	Series O, 4.45%	1,370,508
		5,049,239

HARRISON STREET REAL ESTATE FUND LLC

Schedule of Investments - Continued

December 31, 2025 (Unaudited)

Number of Shares		Value
	REITS-Shopping Centers — 0.3%
	Kimco Realty Corp., REIT
62	Series L, 5.13%	$1,252
3,550	Series M, 5.25%	73,308
17,550	Series N, 7.25%(k)	1,027,903
	Regency Centers Corp., REIT,
88,361	Series A, 6.25%	2,081,785
60,443	Series B, 5.88%	1,364,199
	Saul Centers, Inc., REIT,
8,400	Series D, 6.13%	174,804
28,408	Series E, 6.00%	648,271
		5,371,522
	REITS-Storage — 0.3%
12,655	National Storage Affiliates Trust, REIT, Series A, 6.00%	266,388
	Public Storage, REIT,
17,980	Series G, 5.05%	362,477
86,941	Series H, 5.60%	1,987,471
1,935	Series I, 4.88%	37,365
19,380	Series J, 4.70%	361,631
8,303	Series L, 4.63%	153,605
5,734	Series O, 3.90%	89,737
47,818	Series P, 4.00%	760,784
5,849	Series R, 4.00%	93,350
		4,112,808
	REITS-Warehouse/Industries — 0.1%
45,250	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	969,255
	Telecom Service — 0.0%
22,905	DigitalBridge Group, Inc., Series I, 7.15%	508,491
	Total Preferred Stocks	22,758,780
	(Cost $26,225,187)
Short-Term Investments — 1.2%
18,185,499	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.66%	18,185,499
	Total Short-Term Investments	18,185,499
	(Cost $18,185,499)
	Total Investments — 107.4%	1,630,988,222
	(Cost $1,633,372,028)
	Liabilities in excess of Other Assets — (7.4)%	(111,949,791)
	Net Assets — 100.0%	$1,519,038,431

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 5.5% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 8.6% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 11.1% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(h)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(i)	Partnership is not designated in units. The Fund owns approximately 38.2% of this Fund.
(j)	Non-income producing security.
(k)	Convertible security.

LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
US — United States

HARRISON STREET REAL ESTATE FUND LLC

Schedule of Investments - Continued

December 31, 2025 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.

As of December 31, 2025, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Value Investors US LP	8/17/2017	—	24.6%	$32,035	$30,578	$—	2.0%
CBRE U.S. Core Partners LP	3/29/2018	16,219,769	—	22,663	24,167	—	1.6%
CBRE U.S. Logistics Partners LP	3/31/2022	155,361,132	—	200,060	202,188	—	13.4%
Clarion Gables Multifamily Trust LP	3/4/2019	45,894	—	59,555	67,016	—	4.4%
Clarion Lion Properties Fund LP	7/1/2013	80,715	—	109,167	121,334	—	8.0%
DigitalBridge AI Infrastructure B LP	1/24/2025	—	5.5%	23,925	26,551	5,894	1.7%
DigitalBridge AI Infrastructure D LP	1/24/2025	—	8.6%	37,411	41,555	9,218	2.7%
GI Partners ETS Fund	9/24/2021	74,967	—	85,874	67,300	—	4.4%
Harrison Street Core Property Fund LP	8/13/2014	24,056	—	32,982	34,194	—	2.3%
Heitman America Real Estate Trust LP	12/2/2014	76,093	—	91,878	94,935	—	6.2%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	64,150	—	47,835	32,704	—	2.2%
Hines European Property Partners	11/3/2022	62,908	—	90,794	92,042	68,500	6.1%
Invesco Core Real Estate USA LP	12/31/2013	744	—	126,833	115,264	—	7.6%
Invesco Real Estate Asia Fund	9/30/2014	492,050	—	60,433	53,920	—	3.5%
Sagard Real Estate - US Property Fund	12/30/2019	—	11.1%	94,788	95,985	—	6.3%
Trumbull Property Income Fund LP	4/1/2016	765	—	9,477	9,379	—	0.6%
UBS Trumbull Property Fund LP	7/1/2018	2,012	—	21,726	17,768	—	1.2%
US Government Building Open-End Feeder LP	5/1/2014	—	1.7%	35,080	40,415	—	2.7%
USGBF Alpha Feeder LP	10/1/2021	—	38.2%	30,037	26,045	—	1.7%
Walton Street Real Estate Core-Plus Fund LP	10/1/2021	56,734	—	72,693	68,504	27,006	4.5%
				$1,285,246	$1,261,844	$110,618	83.1%

(a) The investment funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.

(b) Initial acquisition date as shares are purchased at various dates.

(c) Unfunded Commitments approximate their fair values.